Insurance Proceeds (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Insurance Proceeds
Deductible period under business interruption insurance				14 days
Loss of hire insurance payments recorded as a component of total revenues		$ 4,397		$ 10,279
Net vessel operating expense		17,394	$ 13,112	35,954	$ 28,746
Windsor Knutsen
Insurance Proceeds
Deductible period under business interruption insurance	14 days
Loss of hire insurance payments recorded as a component of total revenues		3,700		8,700
Recoveries for repairs		2,500		4,100
Claimed insurance recoveries including vessel operating expense		4,000		4,000
Net vessel operating expense				100
Windsor Knutsen | Maximum [Member]
Insurance Proceeds
Deductible period under business interruption insurance	180 days
Tove Knutsen
Insurance Proceeds
Loss of hire insurance payments recorded as a component of total revenues		700		1,500
Recoveries for repairs		300		500
Claimed insurance recoveries including vessel operating expense		400		400
Net vessel operating expense				100
Bodil Knutsen
Insurance Proceeds
Recoveries for repairs		$ 500		500
Claimed insurance recoveries including vessel operating expense				300
Net vessel operating expense				$ 200